Accrued liabilities and other current liabilities	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued liabilities and other current liabilities

13.	Accrued liabilities and other current liabilities

	As of December 31,
	2024	2025
	(in thousands)
Consideration payable for asset acquisition (Note a)	—	8,153
Salary and welfare payable	12,798	7,861
Other tax payables	1,952	3,282
VAT received from customers related to contract liabilities	2,690	178
Provision for reserve for inventory purchase commitments	401	—
Others	3,851	2,866
Total	21,692	22,340

Note a: As of December 31, 2025, the balance of consideration payable for asset acquisition primarily represented the remaining unpaid purchase price of USD1,160,000 (equivalent to RMB 8,153,000) for the acquisition of the PoS technology platform from ECHOLINK LIMITED. Pursuant to the asset acquisition agreement, the amount is interest-free and is expected to be fully settled within the next twelve months. Please refer to Note 2(e) for further details regarding the transaction.